Employee Benefit Plans (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 29, 2013	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Employee contribution of pretax annual compensation	40.00%
Employee matching contribution, percent of match	50.00%
Employee matching contribution, percent of employees' gross pay	6.00%
Company expense, Profit Sharing Plan	$ 35.6	$ 31.1	$ 28.2
Number of Options	15.4	13.8	15.8		30.4
Intrinsic value of options exercised	92.5	134.9	202.3
Weighted average fair value of options Granted (in dollars per share)	$ 9.15	$ 7.85	$ 8.08
Restricted stock price, exercise price range, lower limit (in dollars per share)	$ 52.85	$ 36.49	$ 30.7
Restricted stock price, exercise price range, upper limit (in dollars per share)	$ 64.04	$ 52.19	$ 34.89
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Total unrecognized compensation cost related to non-vested stock awards	131.1	108.0
Weighted average period over which compensation cost is expected to be recognized	1 year 8 months 12 days	1 year 8 months 12 days
Selling, General and Administrative Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock-based compensation	57.4	57.4	86.6
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of additional shares authorized				6.0
Number of Options	0.1	0.3
Restricted Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Restricted shares granted	0.8	0.8	1.3
Unvested restricted shares outstanding	1.8	2.3
Liability Based Awards not Credited to Additional Paid In Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Allocated Share-based Compensation Expense	1.7	4.0	2.8
Stock Purchase Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum Percentage Contribution made by employees of their salary to employee benefit plan	3.00%
Maximum Percentage Contribution made by employees of their salary to employee benefit plan	15.00%
Allocated Share-based Compensation Expense	26.0	22.0	19.9
Kardoba Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	50.6	44.9
Projected benefit plan, plan obligation	$ 51.6	$ 45.9